Consolidated Statements of Cash Flows	12 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2021 CAD ($)
Consolidated Statements of Cash Flows
Net loss	$ (9,372,772)	$ (12,159,174)	$ (36,350,790)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	55,687	6,584	12,671
Amortization and depreciation of equipment and intangible assets	18,435	18,436	157,760
Amortization of right-of-use assets			185,053
Change in unrealized gains/losses on warrant liabilities	(5,362)	(131,250)	73,885
Common shares issued for services	29,737	115,500	1,351,808
Common shares of MedMelior issued for services	2,961,835
Financial guarantee liability	23,917	901,095	182,200
Foreign exchange loss (gain)	203,212	238,206	(39,050)
Gain on sale/abandonment of assets, net			(804,429)
Loss (gain) on debt modification	197,205	(56,264)
Loss on impairment of intangible assets			12,116,908
Other income - premium on loans payable		(50,949)
Share-based payments	951,065	1,231,400	826,632
Unidentifiable assets acquired			16,666,666
Changes in working capital accounts:
Amounts receivable	310,007	181,029	(349,896)
Prepaids and other current assets	595,198	10,288	(269,998)
Accounts payable and accrued liabilities	2,212,993	(1,157,595)	(993,932)
Due to related parties	475,337	(516,793)	69,631
Income tax payable	(160,006)	166,667
Net cash used in operating activities	(1,503,512)	(11,202,820)	(7,164,881)
Investing activities
Cash acquired through acquisitions			25,065
Purchase of property and equipment			(10,153)
Purchase of intangible assets			(86,462)
Net cash used in investing activities			(71,550)
Financing activities
Lease payments			(499,929)
Proceeds from exercise of warrants			189,600
Proceeds from issuance of common shares and warrants, net	647,166	11,440,705	1,289,343
Proceeds from issuance of common shares and warrants by MedMelior	186,147
Proceeds from issuance of special warrants, net			2,510,630
Proceeds from loans payable		120,000
Proceeds from subscriptions received	74,000
Proceeds from subscriptions received by MedMelior	428,576
Repayment of (proceeds from) convertible debenture		(250,000)	600,000
Shelf prospectus transaction costs		(77,184)
Net cash provided by financing activities	1,335,889	11,233,521	4,089,644
Effects of exchange rate changes on cash	2,417	(11,910)	19,805
Net change in cash	(165,206)	18,791	(3,126,982)
Cash - beginning of year	173,513	154,722	3,281,704
Cash - end of year	$ 8,307	$ 173,513	$ 154,722